OTHER ASSETS (Details 2) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	$ 2,816,642	$ 1,819,150	$ 1,815,961
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	36,932	9,946	5,161
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(170)	(606)
Debt Securities, Available-for-sale	2,853,574	1,828,926	1,820,516
Money Market Funds [Member]
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	1,299,303	1,044,748	1,044,446
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	5,378	5,378	5,161
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax
Debt Securities, Available-for-sale	1,304,681	1,050,126	1,049,607
Other Short Term Investments [Member]
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	270,413	772,981	770,094
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	174	4,568
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax
Debt Securities, Available-for-sale	270,587	777,549	770,094
Other Equities [Member]
Net Investment Income [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	1,246,926	1,421	1,421
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	31,380
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(170)	(606)
Debt Securities, Available-for-sale	$ 1,278,306	$ 1,251	$ 815